Finance income and expenses	12 Months Ended
Dec. 31, 2023
Disclosure of finance income and expenses [Abstract]
Finance income and expenses
Note 9 – Finance income and expenses

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
Finance income:	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	4,644	2,845	408	1,281
Dividends	5,201	3,537	5,207	1,433
Changes in fair value of financial assets at fair values	3,567	-	17,545	984
Income from revaluation of a long-term financial asset	2,030	13,058	1,919	560
Foreign currency differences	676	3,580	-	186
Interest Income of debentures held for trading	4,207	2,637	3,757	1,160
Other interest	38	-	121	10
Total finance income	20,363	25,657	28,957	5,614

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
Finance expenses:	NIS	NIS	NIS	US Dollars

Bank fees	535	420	409	148
Portfolio management fees	204	181	950	56
Foreign currency differences	-	-	1,174	-
Expenses from forward transaction	-	-	17,867	-
Changes in fair value of financial assets at fair values	-	16,043	-	-
Other	782	135	92	215
Total finance expenses	1,521	16,779	20,492	419